Intangible Assets, Net - Schedule of Amortization Amount of Intangible Asset (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Amortization Amount of Intangible Asset [Abstract]
For the six months ending December 31, 2025
For the year ending December 31, 2026
For the year ending December 31, 2027
For the year ending December 31, 2028
For the year ending December 31, 2028 and thereafter
Total	$ 38,784	$ 40,531